Property, Plant and Equipment Disclosure	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 6—Property, Plant and Equipment
Major classes of property, plant and equipment consist of the following (in thousands):

	December 31,
	2014	2013
Land	$39,800	$39,800
Buildings and equipment	81,488	65,878
Other	2,035	1,945
Total property, plant and equipment	123,323	107,623
Proved oil and gas properties	1,122	4,949
Less accumulated depreciation, depletion and amortization	(11,510)	(3,968)
Property, plant and equipment, net	$112,935	$108,604